245 Summer Street

Fidelity® Investments

Boston, MA 02210

December 18, 2017

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:

Fidelity Income Fund (the trust): File Nos. 002-92661 and 811-04085

Fidelity Advisor Managed Retirement Income Fund

Fidelity Advisor Managed Retirement 2005 Fund

Fidelity Advisor Managed Retirement 2010 Fund

Fidelity Advisor Managed Retirement 2015 Fund

Fidelity Advisor Managed Retirement 2020 Fund

Fidelity Advisor Managed Retirement 2025 Fund

Fidelity Managed Retirement Income Fund

Fidelity Managed Retirement 2005 Fund

Fidelity Managed Retirement 2010 Fund

Fidelity Managed Retirement 2015 Fund

Fidelity Managed Retirement 2020 Fund

Fidelity Managed Retirement 2025 Fund

Fidelity Advisor Simplicity RMD Income Fund

Fidelity Advisor Simplicity RMD 2005 Fund

Fidelity Advisor Simplicity RMD 2010 Fund

Fidelity Advisor Simplicity RMD 2015 Fund

Fidelity Advisor Simplicity RMD 2020 Fund

Fidelity Simplicity RMD Income Fund

Fidelity Simplicity RMD 2005 Fund

Fidelity Simplicity RMD 2010 Fund

Fidelity Simplicity RMD 2015 Fund

Fidelity Simplicity RMD 2020 Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933 (33 Act), as amended, are exhibits containing interactive data format risk/return summary information for supplements to the registration statement for the fund(s) listed above. The purpose of this filing is to submit the 497 filing in XBRL for the fund(s).

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/s/Renee Cummings
Renee Cummings
Legal Product Group

Percent Weighting
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0%
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Age
Domestic Equity Funds
International Equity Funds
Bond Funds
Short-Term Funds

100%
90%
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0%
Percent Weighting
65 66 67 68 69 70 71 72 73 74 75 76 77 78 79 80 81 82 83 84 85 86 87 88 89 90 91 92 93 94 95 96 97 98 99 100
Age
Domestic Equity Funds
International Equity Funds
Bond Funds
Short-Term Funds